USD ($)

Fund summary
Goal
Putnam Focused International Equity Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Focused International Equity Fund	Class A		Class B		Class C		Class R	Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Focused International Equity Fund		Class A	Class B	Class C	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	[1]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[2]	0.24%	0.24%	0.24%	0.24%	0.12%	0.24%
Expenses (as a percentage of Assets)		1.07%	1.82%	1.82%	1.32%	0.70%	0.82%
[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI ACWI ex USA Index (ND) for portions of a performance period after April 1, 2021 and the MSCI World Index (ND) for portions of a performance period prior to April 1, 2021. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.69%.
[2]	Restated to reflect current fees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Focused International Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	[custom:ExpenseExampleNoRedemptionYea10]
Class A	678	896	1,131	1,806
Class B	685	873	1,185	1,940	185	573	985	1,940
Class C	285	573	985	1,940	185	573	985	1,940
Class R	134	418	723	1,590
Class R6	72	224	390	871
Class Y	84	262	455	1,014

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 125%.

125.00%
Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). We invest in both developed countries and in emerging markets.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also consider other factors that we believe will cause the stock price to rise. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The fund will be more susceptible to these risks than other funds because it invests in a limited number of issuers, industries or sectors, and the fund may perform poorly as a result of adverse developments affecting those issuers, industries or sectors.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Investments focused in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Because the fund currently invests, and may in the future invest, significantly in European and Asian companies, the fund is particularly susceptible to economic, political, regulatory and other events or conditions affecting issuers in Europe and Asia. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits, and unemployment. Asia includes countries in various stages of economic development, from emerging market economies to the highly developed economy of Japan. Some parts of Asia may be subject to a greater degree of economic, political and social instability than is the case in the United States.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before April 1, 2021, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Jun. 30, 2020
22.92%
Worst calendar quarter
Mar. 31, 2020
(24.63%)

Average annual total returns after sales charges (for periods ended 12/31/21)
Average Annual Total Returns - Putnam Focused International Equity Fund		1 Year	5 Years	10 Years
Class A		3.66%	10.10%	9.88%
Class A | After Taxes on Distributions		(3.17%)	8.56%	9.02%
Class A | After Taxes on Distributions and Sales		6.18%	7.89%	8.07%
Class B		5.37%	10.33%	9.88%
Class C		8.37%	10.58%	9.87%
Class R		9.76%	11.15%	10.26%
Class R6	[1]	10.41%	11.85%	10.97%
Class Y		10.31%	11.70%	10.81%
MSCI ACWI ex USA Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)	[2]	7.82%	9.61%	7.28%
MSCI World Index (ND)-MSCI ACWI ex USA Index (ND) Linked Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)	[3]	9.31%	12.57%	11.48%
[1]	Performance for class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	As of April 1, 2021, the MSCI ACWI ex USA Index (ND) (an unmanaged index of equity securities from developed countries (excluding the United States) and emerging countries) replaced the MSCI World Index (ND) (an unmanaged index of equity securities from developed countries) as the benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by the MSCI ACWI ex USA Index (ND) more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the MSCI World Index (ND) for the one-year, five-year, and ten-year periods ended on December 31, 2021 were 21.82%, 15.03%, and 12.70%, respectively.
[3]	The MSCI World Index (ND)-MSCI ACWI ex USA Index (ND) Linked Benchmark represents performance of the MSCI World Index (ND) from the inception date of the fund, July 1, 1994, through March 31, 2021 and performance of the MSCI ACWI ex USA Index (ND) from April 1, 2021 forward.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.